Net Interest Income	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Net Interest Income
27	NET INTEREST INCOME
Net interest income for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Interest income from:
Deposits with banks	¥579,804	¥309,704	¥20,044
Call loans and bills bought	204,232	75,923	13,898
Reverse repurchase agreements and cash collateral on securities borrowed	204,133	54,693	6,633
Investment securities	493,708	218,011	123,194
Loans and advances	4,462,521	3,037,745	1,583,885

Total interest income	5,944,398	3,696,076	1,747,654

Interest expense from:
Deposits	2,173,245	1,068,750	101,991
Call money and bills sold	43,821	18,246	1,259
Repurchase agreements and cash collateral on securities lent	764,578	280,945	5,767
Borrowings	197,065	126,122	49,282
Debt securities in issue	740,769	373,313	106,505
Premiums for deposit insurance	26,333	22,915	37,970
Others	107,824	50,715	942

Total interest expense	4,053,635	1,941,006	303,716

Net interest income	¥1,890,763	¥1,755,070	¥1,443,938